Investment Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Trading and Available-for-sale Securities
As of December 31, 2015 and 2014, investment securities were comprised of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
December 31, 2015
Available-for-sale securities
Agency - Commercial	$766	$3	$(3)	$766
Agency - Residential	514	2	(2)	514
Municipal obligations	14	—	—	14
Total available-for-sale securities	$1,294	$5	$(5)	$1,294
Held-to-maturity securities
Agency - Commercial	$634	$—	$(2)	$632
Agency - Residential	634	—	(4)	630
Total held-to-maturity securities	$1,268	$—	$(6)	$1,262

December 31, 2014
Available-for-sale securities
Agency - Commercial	$541	$1	$(2)	$540
Agency - Residential	1,118	13	(1)	1,130
Municipal obligations	2	—	—	2
Total available-for-sale securities	$1,661	$14	$(3)	$1,672

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following table summarizes by duration the unrealized loss positions on investment securities:

	Unrealized Loss Position with Duration 12 Months and Over			Unrealized Loss Position with Duration Under 12 Months
	Fair Value	Number of Securities	Unrealized Loss	Fair Value	Number of Securities	Unrealized Loss
Type of Security	(Dollars in millions)
September 30, 2016
Available-for-sale securities
Agency - Commercial	$6	1	$—	$—	—	$—
Agency - Residential	—	—	—	75	6	—
Municipal obligations	—	—	$—	1	1	—
Held-to-maturity securities
Agency - Commercial	$—	—	$—	$20	2	$—
Agency - Residential	—	—	—	19	2	—
December 31, 2015
Available-for-sale securities
Agency - Commercial	$—	—	$—	$482	27	$(3)
Agency - Residential	8	2	—	224	15	(2)
Held-to-maturity securities
Agency - Commercial	$—	—	$—	$471	27	$(2)
Agency - Residential	—	—	—	547	50	(4)

The following table summarizes by duration the unrealized loss positions on investment securities.

	Unrealized Loss Position with Duration 12 Months and Over			Unrealized Loss Position with Duration Under 12 Months
	Fair Value	Number of Securities	Unrealized Loss	Fair Value	Number of Securities	Unrealized Loss
	(Dollars in millions)
December 31, 2015
Available-for-sale securities
Agency - Commercial	$—	—	$—	$482	27	$(3)
Agency - Residential	$8	2	$—	$224	15	$(2)
Held-to-maturity securities
Agency - Commercial	$—	—	$—	$471	27	$(2)
Agency - Residential	$—	0	$—	$547	50	$(4)
December 31, 2014
Available-for-sale securities
Agency - Commercial	$53	6	$—	$305	21	$(2)
Agency - Residential	$98	10	$(1)	$37	4	$—
December 31, 2013
Available-for-sale securities
Agency - Commercial	$—	—	$—	$326	19	$(4)
Agency - Residential	$—	—	$—	$500	44	$(6)

Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table shows the OTTI roll forward.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Beginning balance of amount related to credit losses	$—	$—	$(3)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life	—	—	1
Reductions for investment securities sold during the period (realized)	—	—	11
Additions for the amount related to the credit loss for which an OTTI impairment was not previously recognized	—	—	(9)
Ending balance of amount related to credit losses	$—	$—	$—

Schedule of Available-for-sale Securities, by Contractual Maturity Date
The amortized cost and estimated fair value of securities at September 30, 2016, are presented below by contractual maturity:

	Investment Securities Available-for-Sale			Investment Securities Held-to-maturity
	Amortized Cost	Fair Value	Weighted Average Yield	Amortized Cost	Fair Value	Weighted Average Yield
September 30, 2016	(Dollars in millions)			(Dollars in millions)
Due after one year through five years	$18	$18	3.94%	$—	$—	—%
Due after five years through 10 years	7	7	2.64%	61	63	2.50%
Due after 10 years	1,070	1,090	2.45%	1,095	1,114	2.40%
Total	$1,095	$1,115		$1,156	$1,177

The amortized cost and estimated fair value of investment securities at December 31, 2015, are presented below by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations.

	Investment Securities Available-for-Sale			Investment Securities Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Weighted-Average Yield	Amortized Cost	Estimated Fair Value	Weighted-Average Yield
December 31, 2015	(Dollars in millions)			(Dollars in millions)
Due after five years through 10 years	$14	$14	4.47%	$58	$57	2.48%
Due after 10 years	1,280	1,280	2.54%	1,210	1,205	2.41%
Total	$1,294	$1,294		$1,268	$1,262

Marketable Securities
As of September 30, 2016 and December 31, 2015, investment securities were comprised of the following:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
September 30, 2016
Available-for-sale securities
Agency - Commercial	$500	$10	$—	$510
Agency - Residential	563	10	—	573
Municipal obligations	32	—	—	32
Total available-for-sale securities (1)	$1,095	$20	$—	$1,115
Held-to-maturity securities
Agency - Commercial	$619	$9	$—	$628
Agency - Residential	537	12	—	549
Total held-to-maturity securities (1)	$1,156	$21	$—	$1,177
December 31, 2015
Available-for-sale securities
Agency - Commercial	$766	$3	$(3)	$766
Agency - Residential	514	2	(2)	514
Municipal obligations	14	—	—	14
Total available-for-sale securities (1)	$1,294	$5	$(5)	$1,294
Held-to-maturity securities
Agency - Commercial	$634	$—	$(2)	$632
Agency - Residential	634	—	(4)	630
Total held-to-maturity securities (1)	$1,268	$—	$(6)	$1,262

(1)	There were no securities of a single issuer, which are not governmental or government-sponsored, that exceeded 10 percent of stockholders’ equity at September 30, 2016 or December 31, 2015.